 As filed with the Securities and Exchange Commission on May 4, 2015

Registration No. 33-96668

811-09092

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒

PRE-EFFECTIVE AMENDMENT NO.	☐

POST-EFFECTIVE AMENDMENT NO. 27	☒

AND/OR

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 29	☒

(Check appropriate box or boxes)

FIRST EAGLE VARIABLE FUNDS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas
New York, NY 10105
(Address of principal executive offices)

Registrant’s Telephone Number, including Area Code: (212) 698-3000

Suzan Afifi
First Eagle Variable Funds
1345 Avenue of the Americas
New York, NY 10105
(Name and address of agent for service)

Copy To:
Nathan J. Greene, Esq.
Shearman & Sterling
599 Lexington Avenue
New York, NY 10022

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)

☐	On April 30, 2015 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date), pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Title of Securities Being Registered:
First Eagle Overseas Variable Fund—Common Stock

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, as of the 4th day of May, 2015.

FIRST EAGLE VARIABLE FUNDS

By:	/s/ John Arnhold
John Arnhold, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Capacity	Date

/s/ Lisa Anderson*	Trustee	May 4, 2015
(Lisa Anderson)

/s/ John P. Arnhold*	Trustee	May 4, 2015
(John P. Arnhold)

/s/ Candace K. Beinecke*	Trustee	May 4, 2015
(Candace K. Beinecke)

/s/ Jean-Marie Eveillard*	Trustee	May 4, 2015
(Jean-Marie Eveillard)

/s/ Jean D. Hamilton*	Trustee	May 4, 2015
(Jean D. Hamilton)

/s/ James E. Jordan*	Trustee	May 4, 2015
(James E. Jordan)

/s/ William M. Kelly*	Trustee	May 4, 2015
(William M. Kelly)

/s/ Paul J. Lawler*	Trustee	May 4, 2015
(Paul J. Lawler)

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Signature	Capacity	Date

/s/ Joseph Malone*	Chief Financial Officer	May 4, 2015
(Joseph Malone)

*By:	/s/ Suzan Afifi	May 4, 2015
Suzan Afifi Power-of-Attorney

EXHIBIT INDEX

Exhibit No.	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

C-6